Noninterest income	12 Months Ended
Mar. 31, 2024
Noninterest income
24. Noninterest income
Details of Noninterest income for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	184,014	190,026	246,865
Deposits-related business (1)	15,358	15,540	15,591
Lending-related business (2) (4)	162,953	193,838	232,626
Remittance business (1)	103,979	104,201	106,762
Asset management business (1)	122,014	109,358	115,504
Trust-related business (1)	141,365	130,576	136,800
Agency business (1)	36,899	36,529	38,329
Guarantee-related business (3)	35,296	41,150	43,791
Fees for other customer services (1)	178,122	163,127	181,558

Total Fee and commission income	980,000	984,345	1,117,826

Foreign exchange gains (losses)—net (3)	91,611	189,526	(19,390)
Trading account gains (losses)—net (2)	(491,947)	(603,910)	390,260
Investment gains (losses)—net:
Debt securities (3)	(14,777)	5,167	(6,446)
Equity securities (3)	(60,563)	135,601	1,010,288
Equity in earnings (losses) of equity method investees—net (3)	34,587	(26,999)	19,791
Gains on disposal of premises and equipment (3)	9,943	4,920	10,128
Other noninterest income (2) (5)	120,936	199,453	221,273

Total	669,790	888,103	2,743,729

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.
Certain Fee and commission income, Trading account gains (losses)—net and Other noninterest income outlined in the table above are considered to be revenues from contracts that are within the scope of ASC 606. The MHFG Group disaggregates Fee and commission income, which is the main part of revenues within the scope of ASC 606, by type of business or service in the table above.
Fee and commission income
For the MHFG Group’s accounting policy for the recognition of Fee and commission income, see Note 1 “Basis of presentation and summary of significant accounting policies.”
Trust-related business fees consist of trust fees earned primarily through fiduciary asset management and administrative service and other trust-related fees, which amounted to ¥56 billion and ¥85 billion for the fiscal year ended March 31, 2022, respectively, ¥55 billion and ¥76 billion for the fiscal year ended March 31, 2023, respectively, and ¥58 billion and ¥79 billion for the fiscal year ended March 31, 2024, respectively.
Trading account gains (losses)—net and Other noninterest income
In addition to Fee and commission income, Trading account gains (losses)—net and Other noninterest income include certain revenues within the scope of ASC 606. Underwriting fees from trading securities, which amounted to ¥83 billion, ¥59 billion and ¥93 billion for the fiscal years ended March 31, 2022, 2023 and 2024, respectively, are within the scope of ASC 606 and accounted for in Trading account gains (losses)—net. Underwriting fees are primarily recognized on the date which all the considerations of the transaction are fixed. For the fiscal years ended March 31, 2022, 2023 and 2024, approximately ¥15 billion, ¥21 billion and ¥25 billion, respectively, of Other noninterest income were within the scope of ASC 606. Credit card interchange fees are within the scope of ASC 606 and accounted for in Other noninterest income. Credit card interchange fees are earned on credit card transactions conducted through payment networks and recognized upon settlement of the credit card payment transactions.
Contract balances relating to revenues from contracts with customers subject to ASC 606
Contract assets and receivables from contracts with customers subject to ASC 606 are recognized in Accrued income or accounts receivable of Other assets. As of March 31, 2023 and 2024, the balance of contract assets was not material. Contract liabilities are recognized in unearned income of Other liabilities. As of March 31, 2023 and 2024, the balance of contract liabilities was not material.
Remaining performance obligations relating to revenues from contracts with customers subject to ASC 606
Remaining performance obligations are services that the MHFG Group has committed to provide in the future in connection with its contracts with customers. As of March 31, 2023 and 2024, the amount of expected revenues from current obligations to provide services in the future was not material. It excludes revenues from contracts less than one year or contracts that have provisions that allow the Group to recognize revenue at the amount it has the right to invoice.